Investor A C Institutional And Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK 40/60 TARGET ALLOCATION FUND - Investor C Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 144
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	$ 1,562